Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net
	December 31, 2020	June 30, 2021
	RMB’000	RMB’000

Trademark	16,200	16,200
Backlog	5,815	5,815
Customer relationship	11,400	11,400
Reacquired right	200	200

Total cost	33,615	33,615

Less: accumulated amortization	14,278	17,093

Intangible assets, net	19,337	16,522